Condensed Consolidated Financial Statements - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013	Dec. 29, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 25,944	$ 378,455	$ 359,571
Capital expenditures	(89,084)	(89,438)	(70,869)
Acquisitions, net of cash acquired	(74,959)	(279,833)	(2,550,410)
Increase in restricted cash related to acquisition of Local TV		201,922	(201,922)
Intercompany notes issuance			0
Transfers to restricted cash	1,112	(1,109)
Investments	(23,042)	(2,330)	(2,817)
Distributions from equity investments	10,328	180,521	53,871
Intercompany dividends		0
Proceeds from sales of investments	44,982	659,395	2,174
Proceeds from sales of real estate	4,930	49,870	10,739
Net cash (used in) provided by investing activities	(125,733)	718,998	(2,759,234)
Long-term borrowings related to Publishing Spin-off		346,500
Long-term borrowings	1,100,000		3,790,500
Repayments of long-term debt	(1,114,262)	(299,285)	(1,102,234)
Repayment of Senior Toggle Notes		(172,237)
Long-term debt issuance costs	(20,202)		(78,480)
Long-term debt issuance costs related to Publishing Spin-off		(10,179)
Intercompany notes borrowing			0
Payment of dividends	(719,919)
Settlements of contingent consideration, net	1,174
Common stock repurchases	(339,942)	(60,211)
Cash and restricted cash distributed to Tribune Publishing		(86,530)
Change in Excess Tax Benefits from Stock-Based Awards Financing Activities	(868)	868
Tax withholdings related to net share settlements of share-based awards	(4,421)	(3,201)
Proceeds from stock option exercises	166	1,308
Intercompany dividends		0
Contributions from noncontrolling interests	5,524
Change in intercompany receivables and payables	0	0	0
Net cash provided by (used in) financing activities	(1,092,750)	(282,967)	2,609,786
Net (Decrease) Increase in Cash and Cash Equivalents	(1,192,539)	814,486	210,123
Cash and cash equivalents	262,644	1,455,183	640,697	$ 430,574
Consolidation, Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	0	(253,563)	0
Capital expenditures	0	0	0
Acquisitions, net of cash acquired	0	0	0
Increase in restricted cash related to acquisition of Local TV		0	0
Intercompany notes issuance			27,000
Transfers to restricted cash	0	0
Investments	0	0	0
Distributions from equity investments	0	0	0
Intercompany dividends		(21,437)
Proceeds from sales of investments	0	0	0
Proceeds from sales of real estate	0	0	0
Net cash (used in) provided by investing activities	0	(21,437)	27,000
Long-term borrowings related to Publishing Spin-off		0
Long-term borrowings	0		0
Repayments of long-term debt	0	0	0
Repayment of Senior Toggle Notes		0
Long-term debt issuance costs	0		0
Long-term debt issuance costs related to Publishing Spin-off		0
Intercompany notes borrowing			(27,000)
Payment of dividends	0
Settlements of contingent consideration, net	0
Common stock repurchases	0	0
Cash and restricted cash distributed to Tribune Publishing		0
Change in Excess Tax Benefits from Stock-Based Awards Financing Activities	0	0
Tax withholdings related to net share settlements of share-based awards	0	0
Proceeds from stock option exercises	0	0
Intercompany dividends		275,000
Contributions from noncontrolling interests	0
Change in intercompany receivables and payables	0	0	0
Net cash provided by (used in) financing activities	0	275,000	(27,000)
Net (Decrease) Increase in Cash and Cash Equivalents	0	0	0
Cash and cash equivalents	0	0	0	0
Parent (Tribune Media Company) | Reportable Legal Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(47,422)	144,792	(119,522)
Capital expenditures	(20,775)	(33,485)	(30,340)
Acquisitions, net of cash acquired	0	(157,814)	0
Increase in restricted cash related to acquisition of Local TV		0	0
Intercompany notes issuance			(27,000)
Transfers to restricted cash	0	0
Investments	(15,000)	0	(275)
Distributions from equity investments	0	0	0
Intercompany dividends		21,437
Proceeds from sales of investments	103	103	2,074
Proceeds from sales of real estate	0	0	0
Net cash (used in) provided by investing activities	(35,672)	(169,759)	(55,541)
Long-term borrowings related to Publishing Spin-off		0
Long-term borrowings	1,100,000		3,763,567
Repayments of long-term debt	(1,110,159)	(293,865)	(1,100,000)
Repayment of Senior Toggle Notes		0
Long-term debt issuance costs	(20,202)		(78,480)
Long-term debt issuance costs related to Publishing Spin-off		0
Intercompany notes borrowing			0
Payment of dividends	(719,919)
Settlements of contingent consideration, net	0
Common stock repurchases	(339,942)	(60,211)
Cash and restricted cash distributed to Tribune Publishing		0
Change in Excess Tax Benefits from Stock-Based Awards Financing Activities	(868)	868
Tax withholdings related to net share settlements of share-based awards	(4,421)	(3,201)
Proceeds from stock option exercises	166	1,308
Intercompany dividends		0
Contributions from noncontrolling interests	0
Change in intercompany receivables and payables	(19,441)	1,258,014	(2,264,883)
Net cash provided by (used in) financing activities	(1,114,786)	902,913	320,204
Net (Decrease) Increase in Cash and Cash Equivalents	(1,197,880)	877,946	145,141
Cash and cash equivalents	235,508	1,433,388	555,442	410,301
Guarantor Subsidiaries | Reportable Legal Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	190,327	399,228	383,994
Capital expenditures	(64,318)	(48,793)	(23,424)
Acquisitions, net of cash acquired	(5,109)	(68,537)	(2,523,410)
Increase in restricted cash related to acquisition of Local TV		201,922	(201,922)
Intercompany notes issuance			0
Transfers to restricted cash	1,112	(1,109)
Investments	(542)	(830)	(2,373)
Distributions from equity investments	10,328	180,521	53,871
Intercompany dividends		0
Proceeds from sales of investments	36,579	659,292	0
Proceeds from sales of real estate	4,930	49,870	10,739
Net cash (used in) provided by investing activities	(17,020)	972,336	(2,686,519)
Long-term borrowings related to Publishing Spin-off		0
Long-term borrowings	0		0
Repayments of long-term debt	(54)	(2,383)	(2,234)
Repayment of Senior Toggle Notes		(172,237)
Long-term debt issuance costs	0		0
Long-term debt issuance costs related to Publishing Spin-off		0
Intercompany notes borrowing			27,000
Payment of dividends	0
Settlements of contingent consideration, net	4,088
Common stock repurchases	0	0
Cash and restricted cash distributed to Tribune Publishing		0
Change in Excess Tax Benefits from Stock-Based Awards Financing Activities	0	0
Tax withholdings related to net share settlements of share-based awards	0	0
Proceeds from stock option exercises	0	0
Intercompany dividends		0
Contributions from noncontrolling interests	0
Change in intercompany receivables and payables	(176,491)	(1,256,528)	2,346,758
Net cash provided by (used in) financing activities	(172,457)	(1,431,148)	2,371,524
Net (Decrease) Increase in Cash and Cash Equivalents	850	(59,584)	68,999
Cash and cash equivalents	13,054	12,204	71,788	2,789
Non-Guarantor Subsidiaries | Reportable Legal Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(116,961)	87,998	95,099
Capital expenditures	(3,991)	(7,160)	(17,105)
Acquisitions, net of cash acquired	(69,850)	(53,482)	(27,000)
Increase in restricted cash related to acquisition of Local TV		0	0
Intercompany notes issuance			0
Transfers to restricted cash	0	0
Investments	(7,500)	(1,500)	(169)
Distributions from equity investments	0	0	0
Intercompany dividends		0
Proceeds from sales of investments	8,300	0	100
Proceeds from sales of real estate	0	0	0
Net cash (used in) provided by investing activities	(73,041)	(62,142)	(44,174)
Long-term borrowings related to Publishing Spin-off		346,500
Long-term borrowings	0		26,933
Repayments of long-term debt	(4,049)	(3,037)	0
Repayment of Senior Toggle Notes		0
Long-term debt issuance costs	0		0
Long-term debt issuance costs related to Publishing Spin-off		(10,179)
Intercompany notes borrowing			0
Payment of dividends	0
Settlements of contingent consideration, net	(2,914)
Common stock repurchases	0	0
Cash and restricted cash distributed to Tribune Publishing		(86,530)
Change in Excess Tax Benefits from Stock-Based Awards Financing Activities	0	0
Tax withholdings related to net share settlements of share-based awards	0	0
Proceeds from stock option exercises	0	0
Intercompany dividends		(275,000)
Contributions from noncontrolling interests	5,524
Change in intercompany receivables and payables	195,932	(1,486)	(81,875)
Net cash provided by (used in) financing activities	194,493	(29,732)	(54,942)
Net (Decrease) Increase in Cash and Cash Equivalents	4,491	(3,876)	(4,017)
Cash and cash equivalents	$ 14,082	$ 9,591	$ 13,467	$ 17,484